Common Stock, Stock Options, Restricted Stock Awards and Warrants - Schedule of Stock Option Activity (Details) - USD ($)			3 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Sep. 30, 2025
Schedule of Stock Option Activity [Abstract]
Shares, Outstanding Balance	18,100,000	12,750,000	18,100,000	18,100,000
Weighted-Average Exercise Price, Outstanding Balance	$ 1.83	$ 2.15	$ 1.83	$ 1.83
Weighted-Average Remaining Contractual Term, Outstanding Balance		8 years 9 months 10 days	7 years 6 months 10 days	8 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding Balance	$ 5,386,000			$ 5,386,000
Shares, Exercisable	9,781,250		11,316,667	9,781,250
Weighted-Average Exercise Price, Exercisable				$ 2.02
Weighted-Average Remaining Contractual Term, Exercisable	8 years 2 months 15 days		7 years 9 months 3 days	7 years 11 months 8 days
Aggregate Intrinsic Value, Exercisable	$ 1,136,500			$ 1,136,500
Shares, Granted				5,750,000
Weighted-Average Exercise Price, Granted				$ 1.07
Shares, Forfeited				(400,000)
Weighted-Average Exercise Price, Forfeited				$ 1.75